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Eighteenth and Arch Streets
Philadelphia, PA  19103-2799
215.981.4000
Fax 215.981.4750

                                                                    215.981.4659
                                                            falcoj@pepperlaw.com

                                 August 28, 2009

Via EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

                  Re:      WT Mutual Fund
                           File Nos. 33-84762 and 811-8648
                           -------------------------------

Ladies and Gentlemen:

                  Pursuant to Rule 485(a) under the Securities Act of 1933 (the "Act"), WT Mutual Fund (the "Trust") is hereby transmitting for filing Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (the "Amendment"). This Amendment is being filed in connection with the Trust's annual update of its Registration Statement in order to incorporate certain material and non-material changes into the Prospectuses and Statements of Additional Information ("SAI") for the following Funds: the Wilmington Small-Cap Strategy Fund (the "Small-Cap Strategy Fund") (formerly, "Wilmington Multi-Manager Small-Cap Fund"), the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund"), Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund") and the Wilmington Multi-Manager International Fund. Specifically, the prospectuses and SAIs have been revised to reflect the following:

         For the Small-Cap Strategy Fund:

         o        Revisions to the investment strategy of the Fund;

         o The termination of Systematic Financial Management L.P. and TAMRO Capital Partners LLC, as sub-advisers to the Fund; and

         o        The change in the name of the Fund;




Philadelphia     Boston     Washington, D.C.   Detroit    New York    Pittsburgh
--------------------------------------------------------------------------------
            Berwyn      Harrisburg     Orange County   Princeton     Wilmington

                                www.pepperlaw.com


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         For the Real Asset Fund:

         o The addition of Pacific Investment Management Company LLC and Sinopia Asset Management, S.A., as sub-advisers to the Fund and disclosure of their respective investment strategies;

         o The termination of AEW Management and Advisors, L.P., as sub-adviser to the Fund;

         For the Large-Cap Fund:

         o The termination of Robeco Investment Management, Inc., as sub-adviser to the Fund;

         For the International Fund

         o Revisions to the investment strategy of Parametric Portfolio Associates, LLC, a sub-adviser to the Fund.

                  Pursuant to Rule 485(d)(2) of the Act, the Trust will file a subsequent amendment to the Trust's registration statement pursuant to Rule 485(b) in order to update the financial statements and financial highlights for each of the Trust's series as well as to make any other non-material changes.

                  If you have any questions regarding the Amendment, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

                                                    Very truly yours,

                                                    /s/ John P. Falco
                                                    -----------------
                                                    John P. Falco


cc:      Mr. John Kelley
         John M. Ford, Esq.